CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (16,243)	$ (2,634)	$ (2,430)	$ (124,323)
Other comprehensive (loss) income:
Net change in foreign currency translation adjustments		(1,072)	90	23
Other comprehensive income (loss):	(705)	(1,072)	90	23
Total comprehensive loss	$ (16,948)	$ (3,706)	$ (2,340)	$ (124,300)